Investment In Equity Method Investees (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information of Equity Method Investees

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(in thousands)	2024	2023	2024	2023
Revenue	$0	$—	$7	$—
Amortization	$500	$500	$1,000	$1,000
Other expenses	$9	$—	$19	$—
Profit (Loss)	$(509)	$(500)	$(1,012)	$(1,000)

	As of
in thousands	June 30, 2024	December 31, 2023
Total Assets	$402	$1,403
Total Liabilities	$410	$399

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Revenue	$(8)	$22	$1
Amortization	$2,000	$2,000	$2,000
Other expenses	$30	$8	$-
Profit (Loss)	$(2,038)	$(1,986)	$(1,999)

	As of December 31,
in thousands	2023	2022
Total Assets	$1,403	$3,341
Total Liabilities	$399	$274